Summary of Significant Accounting Policies and Basis of Presentation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Mar. 13, 2024 item	Dec. 31, 2023 USD ($) item
Summary of Significant Accounting Policies and Basis of Presentation
Number of wholly owned subsidiaries | item		2	2
Number of reportable segment | segment	1
Number of operating segment | segment	1
Deferred offering costs | $	$ 0		$ 0
Finance lease | $	$ 0		$ 0